Loans	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2022 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages

Balance at beginning of period	$64	$76	$163	$303
Originations net of repayments and other derecognitions	5	–	(6)	(1)
Changes in model	(4)	(1)	–	(5)
Net remeasurement (1)	(20)	18	42	40
Transfers (1)
– to 12-month ECL	25	(23)	(2)	–
– to lifetime ECL performing	(2)	4	(2)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (2)	4	(5)	35	34
Write-offs	–	–	(20)	(20)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	–	1	2	3
Balance at end of period	$68	$72	$176	$316
Personal
Balance at beginning of period	$147	$554	$113	$814
Originations net of repayments and other derecognitions	9	(11)	(2)	(4)
Changes in model	1	–	–	1
Net remeasurement (1)	(89)	121	45	77
Transfers (1)
– to 12-month ECL	91	(89)	(2)	–
– to lifetime ECL performing	(10)	15	(5)	–
– to lifetime ECL credit-impaired	–	(23)	23	–
Provision for (reversal of) credit losses (2)	2	13	59	74
Write-offs	–	–	(61)	(61)
Recoveries	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	–	–
Balance at end of period	$149	$567	$128	$844
Credit card
Balance at beginning of period	$127	$510	$–	$637
Originations net of repayments and other derecognitions (3)	65	(10)	–	55
Changes in model	–	–	–	–
Net remeasurement (1)	(79)	159	40	120
Transfers (1)
– to 12-month ECL	98	(98)	–	–
– to lifetime ECL performing	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(29)	29	–
Provision for (reversal of) credit losses (2)	66	40	69	175
Write-offs	–	–	(98)	(98)
Recoveries	–	–	29	29
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$193	$550	$–	$743
Business and government
Balance at beginning of period	$278	$405	$521	$1,204
Originations net of repayments and other derecognitions	3	(4)	(7)	(8)
Changes in model	(13)	(6)	–	(19)
Net remeasurement (1)	(33)	40	40	47
Transfers (1)
– to 12-month ECL	27	(25)	(2)	–
– to lifetime ECL performing	(4)	5	(1)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (2)	(20)	7	33	20
Write-offs	–	–	(186)	(186)
Recoveries	–	–	12	12
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	3	2	1	6
Balance at end of period	$261	$414	$377	$1,052
Total ECL allowance (4)	$671	$1,603	$681	$2,955
Comprises:
Loans	$597	$1,545	$681	$2,823
Undrawn credit facilities and other off-balance sheet exposures (5)	74	58	–	132
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.
(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $13 million as at April 30, 2022 (January 31, 2022: $12 million; April 30, 2021: $15 million), $11 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (January 31, 2022: $10 million; April 30, 2021: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2022, January 31, 2022 and
April
3
0,
 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet .

$ millions, as at or for the three months ended	2022 Jan. 31				2021 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$59	$63	$158	$280	$52	$136	$148	$336
Originations net of repayments and other derecognitions	4	(4)	(5)	(5)	6	(2)	(3)	1
Changes in model	–	–	–	–	–	–	16	16
Net remeasurement (1)	(19)	36	15	32	(25)	13	28	16
Transfers (1)
– to 12-month ECL	21	(20)	(1)	–	31	(26)	(5)	–
– to lifetime ECL performing	(2)	3	(1)	–	(2)	7	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(6)	6	–
Provision for (reversal of) credit losses (2)	4	13	10	27	10	(14)	37	33
Write-offs	–	–	(4)	(4)	–	–	(6)	(6)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)	–	–	(5)	(5)
Foreign exchange and other	1	–	2	3	(2)	(3)	(4)	(9)
Balance at end of period	$64	$76	$163	$303	$60	$119	$171	$350
Personal
Balance at beginning of period	$150	$547	$106	$803	$181	$535	$118	$834
Originations net of repayments and other derecognitions	8	(12)	(1)	(5)	11	(14)	(2)	(5)
Changes in model	–	–	–	–	(4)	–	(1)	(5)
Net remeasurement (1)	(101)	116	43	58	(98)	49	46	(3)
Transfers (1)
– to 12-month ECL	100	(100)	–	–	75	(73)	(2)	–
– to lifetime ECL performing	(10)	13	(3)	–	(8)	13	(5)	–
– to lifetime ECL credit-impaired	–	(10)	10	–	–	(15)	15	–
Provision for (reversal of) credit losses (2)	(3)	7	49	53	(24)	(40)	51	(13)
Write-offs	–	–	(63)	(63)	–	–	(70)	(70)
Recoveries	–	–	20	20	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	2	2	(2)	–	(1)	(3)
Balance at end of period	$147	$554	$113	$814	$155	$495	$115	$765
Credit card
Balance at beginning of period	$136	$517	$–	$653	$116	$574	$–	$690
Originations net of repayments and other derecognitions	–	(10)	–	(10)	–	(18)	–	(18)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(106)	125	26	45	(45)	104	26	85
Transfers (1)
– to 12-month ECL	104	(104)	–	–	98	(98)	–	–
– to lifetime ECL performing	(7)	7	–	–	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(25)	25	–	–	(117)	117	–
Provision for (reversal of) credit losses (2)	(9)	(7)	51	35	47	(123)	143	67
Write-offs	–	–	(80)	(80)	–	–	(174)	(174)
Recoveries	–	–	29	29	–	–	31	31
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$127	$510	$–	$637	$163	$451	$–	$614
Business and government
Balance at beginning of period	$277	$449	$508	$1,234	$462	$623	$686	$1,771
Originations net of repayments and other derecognitions	20	(6)	(8)	6	5	(2)	(3)	–
Changes in model	–	8	–	8	–	–	–	–
Net remeasurement (1)	(66)	(13)	25	(54)	(103)	34	14	(55)
Transfers (1)
– to 12-month ECL	46	(44)	(2)	–	42	(36)	(6)	–
– to lifetime ECL performing	(4)	5	(1)	–	(22)	27	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	(2)	(13)	15	–
Provision for (reversal of) credit losses (2)	(4)	(52)	16	(40)	(80)	10	15	(55)
Write-offs	–	–	(10)	(10)	–	–	(66)	(66)
Recoveries	–	–	5	5	–	–	5	5
Interest income on impaired loans	–	–	(3)	(3)	–	–	(5)	(5)
Foreign exchange and other	5	8	5	18	(12)	(14)	(15)	(41)
Balance at end of period	$278	$405	$521	$1,204	$370	$619	$620	$1,609
Total ECL allowance (4)	$616	$1,545	$797	$2,958	$748	$1,684	$906	$3,338
Comprises:
Loans	$545	$1,497	$796	$2,838	$665	$1,629	$906	$3,200
Undrawn credit facilities and other off-balance sheet exposures (5)	71	48	1	120	83	55	–	138
See previous page for footnote references.

$ millions, as at or for the six months ended	2022 Apr. 30				2021 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$59	$63	$158	$280	$51	$161	$151	$363
Originations net of repayments and other derecognitions	9	(4)	(11)	(6)	10	(8)	(7)	(5)
Changes in model	(4)	(1)	–	(5)	–	–	16	16
Net remeasurement (1)	(39)	54	57	72	(57)	20	50	13
Transfers (1)
– to 12-month ECL	46	(43)	(3)	–	64	(53)	(11)	–
– to lifetime ECL performing	(4)	7	(3)	–	(5)	17	(12)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(11)	11	–
Provision for (reversal of) credit losses (2)	8	8	45	61	12	(35)	47	24
Write-offs	–	–	(24)	(24)	–	–	(12)	(12)
Recoveries	–	–	1	1	–	–	2	2
Interest income on impaired loans	–	–	(8)	(8)	–	–	(9)	(9)
Foreign exchange and other	1	1	4	6	(3)	(7)	(8)	(18)
Balance at end of period	$68	$72	$176	$316	$60	$119	$171	$350
Personal
Balance at beginning of period	$150	$547	$106	$803	$204	$546	$113	$863
Originations net of repayments and other derecognitions	17	(23)	(3)	(9)	22	(29)	(4)	(11)
Changes in model	1	–	–	1	(3)	1	(1)	(3)
Net remeasurement (1)	(190)	237	88	135	(208)	133	107	32
Transfers (1)
– to 12-month ECL	191	(189)	(2)	–	162	(157)	(5)	–
– to lifetime ECL performing	(20)	28	(8)	–	(19)	29	(10)	–
– to lifetime ECL credit-impaired	–	(33)	33	–	–	(28)	28	–
Provision for (reversal of) credit losses (2)	(1)	20	108	127	(46)	(51)	115	18
Write-offs	–	–	(124)	(124)	–	–	(144)	(144)
Recoveries	–	–	38	38	–	–	35	35
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	–	–	2	2	(3)	–	(2)	(5)
Balance at end of period	$149	$567	$128	$844	$155	$495	$115	$765
Credit card
Balance at beginning of period	$136	$517	$–	$653	$136	$572	$–	$708
Originations net of repayments and other derecognitions (3)	65	(20)	–	45	(1)	(44)	–	(45)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(185)	284	66	165	(133)	221	49	137
Transfers (1)
– to 12-month ECL	202	(202)	–	–	177	(177)	–	–
– to lifetime ECL performing	(25)	25	–	–	(16)	16	–	–
– to lifetime ECL credit-impaired	–	(54)	54	–	–	(137)	137	–
Provision for (reversal of) credit losses (2)	57	33	120	210	27	(121)	186	92
Write-offs	–	–	(178)	(178)	–	–	(244)	(244)
Recoveries	–	–	58	58	–	–	58	58
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$193	$550	$–	$743	$163	$451	$–	$614
Business and government
Balance at beginning of period	$277	$449	$508	$1,234	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	23	(10)	(15)	(2)	22	(25)	(8)	(11)
Changes in model	(13)	2	–	(11)	–	–	–	–
Net remeasurement (1)	(99)	27	65	(7)	(165)	89	132	56
Transfers (1)
– to 12-month ECL	73	(69)	(4)	–	123	(111)	(12)	–
– to lifetime ECL performing	(8)	10	(2)	–	(34)	41	(7)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	(4)	(25)	29	–
Provision for (reversal of) credit losses (2)	(24)	(45)	49	(20)	(58)	(31)	134	45
Write-offs	–	–	(196)	(196)	–	–	(136)	(136)
Recoveries	–	–	17	17	–	–	8	8
Interest income on impaired loans	–	–	(7)	(7)	–	–	(11)	(11)
Foreign exchange and other	8	10	6	24	(25)	(33)	(27)	(85)
Balance at end of period	$261	$414	$377	$1,052	$370	$619	$620	$1,609
Total ECL allowance (4)	$671	$1,603	$681	$2,955	$748	$1,684	$906	$3,338
Comprises:
Loans	$597	$1,545	$681	$2,823	$665	$1,629	$906	$3,200
Undrawn credit facilities and other off-balance sheet exposures (5)	74	58	–	132	83	55	–	138
See previous page for footnote references.

Impact of acquisition of Canadian Costco credit card portfolio
No ECL allowance was recognized in the purchase equation on the acquisition date for the acquired Canadian Costco credit card portfolio as the purchased loans are initially measured at their acquisition date fair values. Instead, immediately after the acquisition date, ECL allowances were established in the Provision for credit losses in the interim consolidated statement of income based on classifying each acquired credit card receivable in stage 1, since the acquisition date is established as the initial recognition date of purchased performing loans for the purpose of assessing whether a significant increase in credit risk has occurred. On the date of acquisition, none of the acquired card receivables were considered to be impaired. Subsequent to the acquisition date, ECL allowances are estimated in a manner consistent with our significant increase in credit risk and impairment policies that we apply to loans that we originate. See Note 4 for further details on the acquisition of the Canadian Costco credit card portfolio.
Inputs, assumptions and model techniques
While global economic activity remained healthy through the first months of 2022, we continue to operate in an uncertain macroeconomic environment due to inflationary concerns and supply chain disruptions related to the war in Ukraine and the measures imposed in some countries to combat the spread of COVID-19. As a result, a heightened level of judgment in estimating ECLs, including with respect to the forecasting of forward-looking information and the determination of scenario weightings, continued to be required this quarter. See Note 6 to our consolidated financial statements in our 2021 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at April 30, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	3.4%	2.0%	4.6%	2.7%	2.4%	1.7%
United States	3.2%	2.1%	4.3%	3.1%	1.1%	0.2%
Unemployment rate
Canada (2)	5.4%	5.7%	4.9%	5.3%	6.4%	6.5%
United States	3.6%	3.7%	3.1%	3.0%	5.0%	4.9%
Canadian Housing Price Index year-over-year growth (2)	7.2%	2.0%	15.1%	4.7%	(0.5)%	(1.4)%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	1.9%	5.0%	5.9%	8.5%	(6.9)%	(8.5)%
Canadian household debt service ratio	15.0%	15.1%	14.5%	14.8%	15.4%	15.2%
West Texas Intermediate Oil Price (US$)	$93	$76	$126	$124	$67	$54

	Base case		Upside case		Downside case
As at January 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	3.5%	2.4%	4.8%	2.9%	2.5%	1.8%
United States	3.9%	2.5%	5.0%	3.1%	2.1%	1.3%
Unemployment rate
Canada (2)	5.9%	5.9%	5.2%	5.5%	6.7%	6.6%
United States	3.7%	3.8%	3.5%	3.3%	5.2%	4.7%
Canadian Housing Price Index year-over-year growth (2)	5.1%	2.6%	10.3%	4.7%	2.6%	(0.3)%
S&P 500 Index year-over-year growth rate	2.8%	4.6%	7.2%	6.9%	(4.1)%	(4.9)%
Canadian household debt service ratio	13.8%	14.5%	13.3%	14.3%	14.3%	14.8%
West Texas Intermediate Oil Price (US$)	$73	$66	$78	$81	$62	$54

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index year-over-year growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index year-over-year growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at April 30, 2022, January 31, 2022 and October 31, 2021, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at April 30, 2022 is characterized by a slightly weaker economic recovery relative to our prior expectation due to inflationary concerns and supply chain disruptions related to the war in Ukraine, and the expectation for interest rate hikes to occur faster than previously anticipated. Significant judgment continued to be inherent in the forecasting of forward-looking information, including with regard to our base case assumption that global supply chain and inflationary challenges will ease, effective vaccination programs and other treatments will be able to effectively respond to the new and emerging variants and that governments will respond to future waves of the virus with targeted health measures rather than broader economic closures, and that the war in Ukraine will not expand into a broader conflict. As a result, our base case assumes that having already reached its pre-pandemic level, Canadian GDP growth slows in the second half of 2022 and in 2023 to a pace that is more consistent with its long-run trend. The unemployment rate is expected to remain close to pre-pandemic levels. United States (U.S.) GDP reached pre-pandemic levels earlier than Canada, and our base case assumes that the U.S. GDP growth rate for the near term is slightly slower than our previous expectations.
The downside case forecast allows for a greater slowdown in economic activity in the near term resulting from aggressive interest rate hikes introduced to combat the current high level of inflation, and a worsening of geo-political tensions and COVID-19 lockdown measures in some countries that exacerbate supply chain issues. It also reflects a slower recovery thereafter to a lower level of sustained economic activity and an unemployment rate persistently above where it stood pre-pandemic. However, because the unemployment rate is starting from a lower level than in the prior quarter’s forecast as a result of the strong employment growth at the beginning of calendar 2022, the forecasts for unemployment rate represent a slight improvement relative to the prior quarter. Meanwhile, the upside scenario continues to reflect a quicker recovery, with absolute levels of GDP reached in calendar 2022 that are consistent with the levels that would have occurred if the pre-pandemic level of GDP had continued to increase through the pandemic at pre-pandemic rates and continuing at a higher trend level than the base case thereafter.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment, particularly in light of the significant level of future uncertainty around inflation and supply chain disruptions related to COVID-19 and the war in Ukraine. Assumptions concerning the degree to which vaccinations and other treatments will contain existing and potential new variants such that severe restrictions will no longer need to be imposed by most governments to limit the impact of subsequent waves of infection, and assumptions concerning measures used by governments to combat inflation and the economic risks emanating from the war in Ukraine are material to these forecasts. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, including with respect to the benefit of higher levels of household savings that have accumulated during the pandemic. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $199 million lower than the recognized ECL as at April 30, 2022 (October 31, 2021: $249 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $430 million higher than the recognized ECL as at April 30, 2022 (October 31, 2021: $414 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on the application of our 12-month point-in-time probability of defaults (PD) under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2021 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2022 Apr. 30					2021 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$173,802	$307	$–		$174,109	$162,307	$94	$–		$162,401
– Very low	46,922	2,064	–		48,986	49,958	640	–		50,598
– Low	22,913	6,854	–		29,767	22,912	6,547	–		29,459
– Medium	376	4,817	–		5,193	364	4,671	–		5,035
– High	–	724	–		724	–	840	–		840
– Default	–	–	384		384	–	–	443		443
– Not rated	2,397	224	202		2,823	2,160	395	195		2,750
Gross residential mortgages (3)(4)	246,410	14,990	586		261,986	237,701	13,187	638		251,526
ECL allowance	68	72	176		316	59	63	158		280
Net residential mortgages	246,342	14,918	410		261,670	237,642	13,124	480		251,246
Personal
– Exceptionally low	20,018	–	–		20,018	18,608	1	–		18,609
– Very low	4,598	4	–		4,602	5,179	4	–		5,183
– Low	8,788	4,686	–		13,474	8,091	4,389	–		12,480
– Medium	1,055	2,717	–		3,772	990	2,773	–		3,763
– High	268	999	–		1,267	252	803	–		1,055
– Default	–	–	134		134	–	–	109		109
– Not rated	606	41	55		702	585	60	53		698
Gross personal (4)	35,333	8,447	189		43,969	33,705	8,030	162		41,897
ECL allowance	125	554	128		807	125	537	106		768
Net personal	35,208	7,893	61		43,162	33,580	7,493	56		41,129
Credit card
– Exceptionally low	3,099	–	–		3,099	2,065	–	–		2,065
– Very low	968	–	–		968	715	–	–		715
– Low	6,369	416	–		6,785	4,653	347	–		5,000
– Medium	1,288	2,241	–		3,529	593	2,195	–		2,788
– High	48	521	–		569	–	435	–		435
– Default	–	–	–		–	–	–	–		–
– Not rated	130	7	–		137	123	8	–		131
Gross credit card	11,902	3,185	–		15,087	8,149	2,985	–		11,134
ECL allowance	181	523	–		704	127	498	–		625
Net credit card	11,721	2,662	–		14,383	8,022	2,487	–		10,509
Business and government
– Investment grade	76,137	332	–		76,469	65,963	562	–		66,525
– Non-investment grade	98,932	4,871	–		103,803	85,764	4,599	–		90,363
– Watchlist	60	2,708	–		2,768	67	2,985	–		3,052
– Default	–	–	999		999	–	–	1,033		1,033
– Not rated	154	18	–		172	174	24	–		198
Gross business and government (3)(5)	175,283	7,929	999		184,211	151,968	8,170	1,033		161,171
ECL allowance	223	396	377		996	240	428	508		1,176
Net business and government	175,060	7,533	622		183,215	151,728	7,742	525		159,995
Total net amount of loans	$468,331	$33,006	$1,093		$502,430	$430,972	$30,846	$1,061		$462,879
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (October 31, 2021: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $13 million were recognized as at April 30, 2022 (October 31, 2021: $15 million), $11 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2021: $13 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2022 and October 31, 2021. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $14 million (October 31, 2021: $18 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $7 million (October 31, 2021: $16 million) of residential mortgages and $27,564 million (October 31, 2021: $25,651 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $11,736 million (October 31, 2021: $10,958 million).

Undrawn credit facilities and other off–balance sheet exposures

$ millions, as at				2022 Apr. 30				2021 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$148,200	$8	$–	$148,208	$130,212	$12	$–	$130,224
– Very low	11,060	106	–	11,166	12,868	59	–	12,927
– Low	11,718	2,168	–	13,886	7,937	1,811	–	9,748
– Medium	1,327	895	–	2,222	740	896	–	1,636
– High	182	596	–	778	73	495	–	568
– Default	–	–	35	35	–	–	34	34
– Not rated	406	9	–	415	375	8	–	383
Gross retail	172,893	3,782	35	176,710	152,205	3,281	34	155,520
ECL allowance	36	40	–	76	34	29	–	63
Net retail	172,857	3,742	35	176,634	152,171	3,252	34	155,457
Business and government
– Investment grade	110,812	467	–	111,279	111,877	524	–	112,401
– Non-investment grade	62,403	1,854	–	64,257	58,652	1,714	–	60,366
– Watch list	28	587	–	615	19	734	–	753
– Default	–	–	90	90	–	–	91	91
– Not rated	503	20	–	523	346	9	–	355
Gross business and government	173,746	2,928	90	176,764	170,894	2,981	91	173,966
ECL allowance	38	18	–	56	37	21	–	58
Net business and government	173,708	2,910	90	176,708	170,857	2,960	91	173,908
Total net undrawn credit facilities and other off-balance sheet exposures	$346,565	$6,652	$125	$353,342	$323,028	$6,212	$125	$329,365